Lease	6 Months Ended
Dec. 31, 2025
Lease [Abstract]
Lease

Note 13 — Lease

Non-cancellable Operating Lease

The Company entered into a lease arrangement for its office facility in May 2022. Starting from June 4, 2025, the Company has the right to terminate the lease by providing a one month written notice to the landlord. The Company applied the short-term lease exception for lease arrangements with a lease term of 12 months or less at commencement under ASC 842-20-25-2, and accordingly, no operating lease right-of-use assets and liabilities are recognized for the new lease.

The component of lease expense was as follows:

	For the six months ended December 31,
	2024	2025
	HKD	HKD	US$
Operating lease cost	$210,000	$210,000	$26,981

Non-cancellable Operating Lease

The Company’s commitment for minimum lease payment under its operating lease for its office facility as of December 31, 2025 was as follows:

For the year ending December 31,	Amount (HKD)	Amount (US$)
2026	$35,000	$4,497